Condensed Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 4,078	$ 7,994
Settlement Receivable, Allowance for Credit Loss, Current	$ 4,920	$ 4,082
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	63,527,152	62,511,104
Common Stock, Shares, Outstanding	58,846,732	59,888,304
Treasury stock share issue	4,680,420	2,622,800